Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net income (loss)	$ (2,805)	$ 2,784	$ 4,305	$ (184)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	5,782	3,863	5,446	3,917
Bad debt expense			344	180
Foreign currency transaction (gain) loss	568	(11)		68
Stock-based compensation expense	4,220	3,817	5,206	3,951
Change in deferred taxes			434	175
Change in operating assets and liabilities:
Accounts receivable, net	13,626	6,668	(9,618)	(3,357)
Prepaid expenses and other assets	(4,744)	(1,237)	(587)	(1,447)
Accounts payable, accrued and other liabilities	5,051	10,721	4,486	3,376
Deferred revenue	(2,800)	(857)	13,565	7,931
Net cash provided by operating activities	18,898	25,748	23,581	14,610
Investing activities:
Purchase of property and equipment and capitalized software development costs	(7,761)	(6,036)	(8,118)	(5,396)
Sale (purchase) of short-term investments	(3,967)	1,422	(986)	(6,271)
Acquisitions, net of cash acquired	(90)	(7,237)	(12,460)
Restricted cash	(196)	(473)	(455)
Net cash used in investing activities	(12,014)	(12,324)	(22,019)	(11,667)
Financing activities:
Repurchase of preferred, common stock, and warrants			(3,950)	(137,055)
Repurchase of preferred, common stock, and warrants	(1,275)	(3,950)
Proceeds from issuance of Series A preferred stock, net of transaction costs				135,023
Proceeds from exercise of stock options and warrants	502	1,133	1,088	56
Proceeds from Initial Public Offering, net of expenses	122,131
Net cash provided by (used in) financing activities	121,358	(2,817)	(2,862)	(1,976)
Effect of exchange rate changes on cash and cash equivalents	(568)	11		(68)
Increase (decrease) in cash and cash equivalents	127,674	10,618	(1,300)	899
Cash and cash equivalents, beginning of period	16,850	18,150	18,150	17,251
Cash and cash equivalents, end of period	144,524	28,768	16,850	18,150
Supplemental cash flow information:
Income taxes paid	3,062	1,888	3,207	3,153
Supplemental disclosure of non-cash investing and financing activities:
Change in accounts payable for purchase of property and equipment			102
Issuance of common stock in acquisition		935	935
Cashless exercise of common stock warrants				$ 341